Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund
Fund Summary
Investment Objective
The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus AMT-Free Municipal Bond Fund	Class A	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus AMT-Free Municipal Bond Fund		Class A	Class C	Class I	Class Z
Management fees		0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.37%	0.38%	0.13%	0.16%
Total annual fund operating expenses		0.97%	1.73%	0.73%	0.76%
Fee waiver and/or expense reimbursement		(0.27%)	(0.28%)	(0.28%)	(0.26%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1]	0.70%	1.45%	0.45%	0.50%
[1]	The Dreyfus Corporation has contractually agreed, until January 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. On or after January 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus AMT-Free Municipal Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	518	719	937	1,563
Class C	248	518	912	2,018
Class I	46	205	378	880
Class Z	51	217	397	918

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus AMT-Free Municipal Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	518	719	937	1,563
Class C	148	518	912	2,018
Class I	46	205	378	880
Class Z	51	217	397	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
22.11% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.
The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by The Dreyfus Corporation. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by The Dreyfus Corporation.

The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities.
To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent values.

Although the fund seeks to provide income exempt from federal income tax, the fund may invest temporarily in taxable bonds, including when the portfolio managers believe acceptable municipal bonds are not available for investment.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance -
in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. To the extent the fund invests in high yield
("junk") bonds, its portfolio is subject to heightened credit risk.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is not necessarily an indicator of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class Z

Best Quarter Q3, 2009: 8.67% Worst Quarter Q4, 2010: -5.08% The year-to-date total return of the fund's Class Z shares as of 9/30/12 was 7.12%.
After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance figures for the fund's Class A, Class C and Class I shares for periods prior to the inception date of such classes reflect the performance of the fund's Class Z shares adjusted to reflect any applicable sales charge. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C shares for such periods may have been lower.
Average Annual Total Returns (as of 12/31/11) Class (Inception Date)
Average Annual Total Returns Dreyfus AMT-Free Municipal Bond Fund	Label	1 Year	5 Years	10 Years	Inception Date
Class A	Class A returns before taxes	6.00%	3.33%	4.31%	Mar. 31, 2003
Class C	Class C returns before taxes	9.18%	3.50%	4.11%	Mar. 31, 2003
Class I	Class I returns before taxes	11.27%	4.54%	5.04%	Dec. 15, 2008
Class Z	Class Z returns before taxes	11.21%	4.52%	5.03%	May 06, 1994
After Taxes on Distributions Class Z	Class Z returns after taxes on distributions	11.21%	4.52%	5.02%	May 06, 1994
After Taxes on Distributions and Sales Class Z	Class Z returns after taxes on distributions and sale of fund shares	8.93%	4.51%	4.97%	May 06, 1994
Barclays Municipal Bond Index	Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes	10.70%	5.22%	5.30%